PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 233,940	$ 114,073	$ 580,669	$ 418,777
Payments to Acquire Machinery and Equipment			$ 160,000
Debt Instrument, Interest Rate, Stated Percentage					12.00%
Capital Lease Purchase Option Monthly Installments					$ 14,934.00
Capital Lease Purchase Option Final Installments					$ 4,040.41